Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 559,811	$ 626,190	$ 544,179
Accrued research and development expenses	105,797	242,066	164,587
Inventory related accruals		41,004
Employee compensation, benefits and related accruals		488,278	542,305
Accrued general and administrative expenses		256,473	357,664
Accounts payable and accrued liabilities	$ 1,409,715	$ 1,654,011	$ 1,608,735